INCOME TAX EXPENSES (Tables)	6 Months Ended
Jun. 30, 2025
Income Tax Disclosure [Abstract]
Schedule of income tax provision

	For the six-month period ended June 30,
	2024	2025
	US$’000	US$’000
Income tax:
Current year	291	*

Schedule of income tax expense

	For the six-month period ended June 30,
	2024	2025
	US$’000	US$’000
Income before tax expenses:	1,625	41

Tax at the domestic income tax rate	276	7
Tax effect of expenses that are not deductible in determining taxable profit	9	17
Non-taxable incomes	(5)	(10)
Tax exemption	(27)	(1)
Capital allowances claimed	(3)	*-
Tax losses unrecognized	41	(13)
	291	*-

*	Denotes amount less than US$1,000